Label	Element	Value
Schwab Opportunistic Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB INVESTMENTS
Schwab® Tax-Free Bond Fund
Schwab® California Tax-Free Bond Fund
Schwab® Opportunistic Municipal Bond Fund
(collectively, the funds)
Supplement dated February 27, 2024, to the funds’ currently effective Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and should be
read in conjunction with the Statutory Prospectus.
The following changes to the Statutory Prospectus are effective February 27, 2024.
3.
Schwab Opportunistic Municipal Bond Fund

The first paragraph in the “Performance” section and the Average Annual Total Returns table, both on page 10 of the prospectus, are deleted and replaced in their entirety with the following:
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus. The fund is the successor to the investment performance of the Wasmer Schroeder High Yield Municipal Fund (Predecessor Fund) as a result of the reorganization of the Predecessor Fund into the fund on August 10, 2020. Accordingly, the performance information shown below prior to August 10, 2020 is that of the Predecessor Fund. The fund has an investment objective, strategies and policies that are substantially similar to those of the Predecessor Fund.
Average Annual Total Returns as of 12/31/22
	1 Year	5 Years	Since Inception (3/31/14)(1)
Before taxes	(12.82)%	(0.22)%	2.79%
After taxes on distributions	(12.82)%	(0.33)%	2.58%
After taxes on distributions and sale of shares	(6.41)%	0.62%	2.96%
Comparative Indices (reflect no deduction for expenses or taxes)
Bloomberg Municipal Bond Index	(8.53)%	1.25%	2.36%

(1)
Inception of the Predecessor Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Schwab Opportunistic Municipal Bond Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
3.
Schwab Opportunistic Municipal Bond Fund

The first paragraph in the “Performance” section and the Average Annual Total Returns table, both on page 10 of the prospectus, are deleted and replaced in their entirety with the following:
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus. The fund is the successor to the investment performance of the Wasmer Schroeder High Yield Municipal Fund (Predecessor Fund) as a result of the reorganization of the Predecessor Fund into the fund on August 10, 2020. Accordingly, the performance information shown below prior to August 10, 2020 is that of the Predecessor Fund. The fund has an investment objective, strategies and policies that are substantially similar to those of the Predecessor Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwabassetmanagement.com/schwabfunds_prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/22
Schwab Opportunistic Municipal Bond Fund | Bloomberg Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.53%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.36%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Schwab Opportunistic Municipal Bond Fund | Schwab Opportunistic Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.22%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.79%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Schwab Opportunistic Municipal Bond Fund | Schwab Opportunistic Municipal Bond Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.58%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Schwab Opportunistic Municipal Bond Fund | Schwab Opportunistic Municipal Bond Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.96%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014

[1]	Inception of the Predecessor Fund.